LORD ABBETT INVESTMENT TRUST

90 Hudson Street

Jersey City, NJ 07302

March 27, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Lord Abbett Investment Trust (the “Trust”)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Trust, electronically transmitted herewith is the Trust’s registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of Lord Abbett Multi-Asset Focused Growth Fund, a series of the Trust, into Lord Abbett Multi-Asset Growth Fund, another series of the Trust. Pursuant to Rule 488 under the Securities Act of 1933, as amended, the Registration Statement designates an effective date of April 27, 2018. We would appreciate receiving any comments you might have at your earliest convenience.

If you have any questions or comments, please do not hesitate to contact the undersigned at (201) 827-2279 or Pamela Chen at (201) 827-2966.

Sincerely,

/s/ Brooke A. Fapohunda
Brooke A. Fapohunda
Vice President and Assistant Secretary